UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported): May 23, 2024

__________________________________
WESTGATE RESORTS, LTD.1 (Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	0001657217 (Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Westgate Resorts, Ltd., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following affiliated issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Westgate Resorts 2024-1 LLC.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit A hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 23, 2024, with respect to certain agreed-upon procedures performed by BDO USA, LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through

Westgate Resorts, Inc., it sole general partner

By:   /s/ David A. Siegel

Name:  David A. Siegel

Title:   President

May 24, 2024

Westgate Resorts LTD.

Exhibit Index to Current Report on Form ABS-15G

Dated May 24, 2024

Exhibit

Number

Ex-99.1 (A)	Report of Independent Accountants Applying Agreed Upon Procedures, dated May 23, 2024.